Label	Element	Value
Prospectus Summary | NYLI CBRE Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NYLI CBRE Real Estate Fund (formerly MainStay CBRE Real Estate Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 40 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 146 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings. The Fund is non-diversified, which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Under normal market conditions, the Fund will invest more than 25% of its total assets (concentrate its investments) in securities issued by companies principally engaged in the real estate industry.

The Subadvisor may invest in companies with any market capitalization. However, the Subadvisor will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.

The Fund may invest in other investment companies, including exchange-traded funds.

Investment Process: The Subadvisor focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Subadvisor uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Subadvisor uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates several quantitative and qualitative factors that aid in evaluating performance characteristics of individual securities independently and relative to each other. The Subadvisor will also typically employ portfolio optimization tools to help in its evaluation of the Fund’s current portfolio and its identification of potential investments for the Fund. The Subadvisor's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.

The Subadvisor includes environmental, social and governance (“ESG”) considerations in its analysis to help identify companies that balance the needs of all stakeholders in their communities and address ESG issues. ESG factors are assessed based on internal research and information from an independent global provider of ESG and corporate governance research. The Subadvisor’s approach and implementation of all factors – including ESG – is applied consistently across all investments and industries and does not change based on the size of the company or potential position size. As ESG considerations are assessed alongside the fundamental valuation model in the Subadvisor’s analysis, the Subadvisor generally will not forgo potential investments strictly based on evaluation of ESG factors.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings. The Fund is non-diversified, which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Under normal market conditions, the Fund will invest more than 25% of its total assets (concentrate its investments) in securities issued by companies principally engaged in the real estate industry.The Subadvisor may invest in companies with any market capitalization. However, the Subadvisor will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.The Fund may invest in other investment companies, including exchange-traded funds.Investment Process: The Subadvisor focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Subadvisor uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Subadvisor uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates several quantitative and qualitative factors that aid in evaluating performance characteristics of individual securities independently and relative to each other. The Subadvisor will also typically employ portfolio optimization tools to help in its evaluation of the Fund’s current portfolio and its identification of potential investments for the Fund. The Subadvisor's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The table also includes the average annual returns of the FTSE Nareit All Equity REITs Index, CBRE Real Estate Tiered Index and MSCI U.S. REIT Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which was classified as a diversified fund and had a different fee structure than the Fund. Past performance may have been different if the Fund’s current non-diversified classification and fee structure had been in place during the period.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The table also includes the average annual returns of the FTSE Nareit All Equity REITs Index, CBRE Real Estate Tiered Index and MSCI U.S. REIT Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which was classified as a diversified fund and had a different fee structure than the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares(by calendar year 2014-2023)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	As of June 30, 2024, the Class I shares of the Fund had a year-to-date return of -3.57%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2023, Q4	19.95%
Worst Quarter
2020, Q1	-26.86%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Prospectus Summary | NYLI CBRE Real Estate Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Fund.
Prospectus Summary | NYLI CBRE Real Estate Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI CBRE Real Estate Fund | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Prospectus Summary | NYLI CBRE Real Estate Fund | Portfolio Management Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark. Investments selected using quantitative methods or based on models that analyze information and data ("quantitative tools") may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Prospectus Summary | NYLI CBRE Real Estate Fund | Real Estate Investment Trust Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Prospectus Summary | NYLI CBRE Real Estate Fund | Real Estate Companies Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Real Estate Companies Risk: The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, such as the possible decline in the income generated by the real estate, fluctuations in occupancy levels and the demand for properties or real estate-related services, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies are particularly sensitive to economic downturns.

Prospectus Summary | NYLI CBRE Real Estate Fund | Equity Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI CBRE Real Estate Fund | Preferred Stock Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

Prospectus Summary | NYLI CBRE Real Estate Fund | Convertible Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Prospectus Summary | NYLI CBRE Real Estate Fund | Initial Public Offering Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offering Risk: Initial public offering share prices are frequently volatile due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. Investments in initial public offering shares may significantly impact Fund performance.

Prospectus Summary | NYLI CBRE Real Estate Fund | Investments in Other Investment Companies Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Investments in Other Investment Companies Risk: The Fund's investment in another investment company may subject the Fund indirectly to the risks of that investment company. The Fund also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses.

Prospectus Summary | NYLI CBRE Real Estate Fund | Private Placement and Restricted Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Private Placement and Restricted Securities Risk: The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI CBRE Real Estate Fund | Market Capitalization Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI CBRE Real Estate Fund | Liquidity and Valuation Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed income instruments in a changing interest rate environment.

Prospectus Summary | NYLI CBRE Real Estate Fund | Exchange-Traded Fund ("ETF") Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Prospectus Summary | NYLI CBRE Real Estate Fund | Concentration Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk: Because the Fund concentrates its investments in securities issued by companies principally engaged in the real estate industry, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the real estate industry, such as declines in the value of real estate, supply of and demand for real estate, construction and development costs, interest rates, general economic downturns and factors that affect the real estate market generally. The Fund is subject to the risk that: (i) its performance will be closely tied to the performance of the real estate industry; (ii) its performance will be adversely impacted when the real estate industry experiences a downturn; and (iii) it will perform poorly during a slump in demand for securities of companies principally engaged in the real estate industry.

Prospectus Summary | NYLI CBRE Real Estate Fund | Growth Stock Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI CBRE Real Estate Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk: The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Prospectus Summary | NYLI CBRE Real Estate Fund | Russell 3000® Index1
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Prospectus Summary | NYLI CBRE Real Estate Fund | FTSE Nareit All Equity REITs Index2
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE Nareit All Equity REITs Index2	[2]
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Prospectus Summary | NYLI CBRE Real Estate Fund | CBRE Real Estate Tiered Index3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CBRE Real Estate Tiered Index3	[3]
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Prospectus Summary | NYLI CBRE Real Estate Fund | MSCI U.S. REIT® Index4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI U.S. REIT® Index4	[4]
1 Year	rr_AverageAnnualReturnYear01	13.74%
5 Years	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Prospectus Summary | NYLI CBRE Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.18%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
1 Year	rr_ExpenseExampleYear01	$ 664
3 Years	rr_ExpenseExampleYear03	954
5 Years	rr_ExpenseExampleYear05	1,266
10 Years	rr_ExpenseExampleYear10	$ 2,149
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2002
Prospectus Summary | NYLI CBRE Real Estate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.34%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
1 Year	rr_ExpenseExampleYear01	$ 630
3 Years	rr_ExpenseExampleYear03	903
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	$ 2,032
1 Year	rr_AverageAnnualReturnYear01	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2020
Prospectus Summary | NYLI CBRE Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.93%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
1 Year	rr_ExpenseExampleYear01	$ 296
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	1,109
10 Years	rr_ExpenseExampleYear10	2,216
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	639
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,109
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,216
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2003
Prospectus Summary | NYLI CBRE Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.83%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	$ 1,401
Annual Return 2014	rr_AnnualReturn2014	29.77%
Annual Return 2015	rr_AnnualReturn2015	3.11%
Annual Return 2016	rr_AnnualReturn2016	4.26%
Annual Return 2017	rr_AnnualReturn2017	5.12%
Annual Return 2018	rr_AnnualReturn2018	(7.94%)
Annual Return 2019	rr_AnnualReturn2019	28.19%
Annual Return 2020	rr_AnnualReturn2020	(6.49%)
Annual Return 2021	rr_AnnualReturn2021	52.63%
Annual Return 2022	rr_AnnualReturn2022	(27.02%)
Annual Return 2023	rr_AnnualReturn2023	12.19%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.95%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.86%)
1 Year	rr_AverageAnnualReturnYear01	12.19%
5 Years	rr_AverageAnnualReturnYear05	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Prospectus Summary | NYLI CBRE Real Estate Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Prospectus Summary | NYLI CBRE Real Estate Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Prospectus Summary | NYLI CBRE Real Estate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.74%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	$ 1,039
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2014

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
[3]	The returns for the CBRE Real Estate Tiered Index represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.
[4]	The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.
[5]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
[6]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.18%; Investor Class 1.35%; Class C, 1.93%; Class I, 0.83%; and Class R6, 0.74%. This agreement will remain in effect until August 31, 2025, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.